Summary of Significant Accounting Policies (Details) - Schedule of property and equipment	12 Months Ended
Oct. 31, 2022
Schedule Of Property And Equipment Abstract
Equipment	5 years
Furniture and fixtures	5 years
Motor vehicles	10 years